Basis of Preparation	12 Months Ended
Jul. 31, 2026
Basis of Preparation [Abstract]
BASIS OF PREPARATION
2.	basis of preparation

Basis of preparation

The financial statements as of and for the years ending July 31, 2026 and July 31, 2025, have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”).

Use of Estimates and Assumptions

The preparation of financial statements in conformity with generally accepted accounting principles in U.S. GAAP requires management to make certain estimates and assumptions. Such estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The most significant estimates included in the preparation of the financial statements are related to stock-based compensation and the discount rate used to determine the fair value of long-term accounts payable and convertible notes.

Share consolidation

On December 5, 2025, the Company completed a consolidation of its issued and outstanding common shares on the basis of one post-consolidation common share for five pre-consolidation common shares (the “Share Consolidation”). The exercise price and number of common shares issuable pursuant to the exercise of any outstanding convertible securities, including incentive stock options and warrants, were also adjusted in accordance with the Share Consolidation. The numbers of outstanding securities and other relevant information including but not limited to price per share, and exercise prices of convertible securities presented in these financial statements have been retroactively adjusted accordingly, unless otherwise specified.

Significant accounting policies

Foreign currency

The Company’s functional currency is the Canadian dollar (“CA$”). Transaction gains and losses related to foreign currency denominated monetary assets and liabilities other than the CA$ are remeasured at the current exchange rates and the resulting adjustments are recorded as foreign exchange gain (loss) in the statements of operations.

These financial statements are presented in US dollars; as a result, all assets and liabilities are translated into the US dollar using exchange rates in effect at the balance sheet date, while revenues and expenses are translated at the average exchange rates for the period, and the resulting adjustments charged or credited directly to accumulated other comprehensive income (loss) in total equity.

The gains or losses on foreign currency rates on cash holdings in foreign currencies are included in the effect of exchange rate changes on cash in the Company’s statements of cash flows.

Cash and cash equivalents

Cash and cash equivalents include cash on hand and held at banks and short-term investments with an original maturity of three months or less, which are readily convertible into a known amount of cash. As of July 31, 2026 and 2025, the Company did not have any cash equivalents.

Financial instruments

ASC 825, Financial Instruments, requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 825 establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC 825 prioritizes the inputs into three levels that may be used to measure fair value:

●	Level 1applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

●	Level 2 applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

●	Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The financial instruments consist principally of cash, accounts payable and convertible notes. The fair value of cash when applicable is determined based on “Level 1” inputs, which consist of quoted prices in active markets for identical assets. The Company believes that the recorded values of all other financial instruments which are categorized as loans and receivables approximate their current fair values because of their nature and respective relatively short maturity dates or current market rates of interest for similar instruments.

The Company does not have any assets or liabilities measured at fair value on a recurring basis presented on the Company’s balance sheet as of July 31, 2026 and 2025, other than cash.

Financial instruments that potentially subject the Company to a concentration of credit risk consist primarily of cash. The Company limits its exposure to credit loss by placing its cash with high credit quality financial institutions.

Mineral Properties

Mineral rights acquisition costs are capitalized when incurred, and exploration costs are expensed as incurred. When management determines that a mineral right can be economically developed in accordance with U.S. GAAP, the costs then incurred to develop such property will be capitalized. During the periods that the Company’s facilities are not in production, depletion of its mineral interests, permits, licenses and development properties is suspended as the assets are not in service. If mineral properties are subsequently abandoned or impaired, any non-depleted costs will be charged to loss in that period.

Impairment of non-financial assets

The Company reviews and evaluates its long-lived assets for impairment when events or changes in circumstances indicate that the related carrying amounts may not be recoverable. The Company considers events or changes in circumstances such as, but not limited to, significant negative impacts in the market price of graphite and or potential graphite products, a significant adverse change in the extent or manner to which we will use our long-lived asset (or asset group), adverse social or political developments, accumulation of costs over projected budget or accumulation of costs in excess of potential future cash flows of a long-lived asset (or asset group).

Impairment is considered to exist if the total estimated future cash flows on an undiscounted basis are less than the carrying amount of the assets. An impairment loss is measured and recorded based on discounted estimated future cash flows or upon an estimate of fair value that may be received in an exchange transaction. Future cash flows are estimated based on quantities of recoverable minerals, expected commodity prices, production levels and operating costs of production and capital, based upon the projected remaining future mineral production from each project. Existing proven and probable reserves and value beyond proven and probable reserves, including mineralization that is not part of the measured, indicated or inferred resource base, are included when determining the fair value of mine site reporting units at acquisition and, subsequently, in determining whether the assets are impaired. The term “recoverable minerals” refers to the estimated amount of mineral that will be obtained after taking into account losses during processing and treatment. In estimating future cash flows, assets are grouped at the lowest level for which there are identifiable cash flows that are largely independent of future cash flows from other asset groups. The Company’s estimates of future cash flows are based on numerous assumptions and it is likely that actual future cash flows will be significantly different than the estimates, as actual future quantities of recoverable minerals, mineral prices, production levels and operating costs of production and availability and cost of capital are each subject to significant risks and uncertainties.

Loss per share

Basic loss per share is computed by dividing the net loss applicable to the common shares by the weighted average number of common shares outstanding for the period.

Diluted loss per share is computed by dividing the net loss applicable to the common shares by the sum of the weighted average number of common shares issued and outstanding and all additional common shares that would have been outstanding, if potentially dilutive instruments were converted. When losses are incurred, basic and diluted loss per share are the same as the exercise of stock options and share purchase warrants is considered to be anti-dilutive. As of July 31, 2026 and July 31, 2025, the Company had 603,032 and 1,758,300, respectively, in potentially dilutive securities.

Equity

Financial instruments issued by the Company are classified as equity only to the extent that they do not meet the definition of a financial liability or financial asset. The Company’s common shares, special warrants, options and restricted share units (“RSUs”) are classified as equity instruments.

Costs directly attributable to the issue of new shares are recognized in equity as a deduction from the proceeds. Costs attributable to the listing of existing shares are expensed as incurred.

Upon the issuance of a unit of shares and warrants, the Company uses the relative fair value method in attributing value to each of the shares and warrants issued in a unit.

Stock-based compensation

The Company determines the fair value on the grant date for stock-based compensation awards and expenses the awards in the statements of operations over the vesting period on a straight-line basis. Based on the terms of the award, and the Company’s intent and past practice for settlement in cash or shares, the awards are classified as liabilities or equity. The Company recognizes forfeitures as they occur.

For equity-settled stock options, the fair value at the grant date is estimated using the Black-Scholes option pricing model. For RSUs and RSU Replacement Units, the fair value at the grant date is estimated based on the quoted market price of the Company’s common stock.

The Company’s estimates may be impacted by certain variables including, but not limited to, stock price volatility, the Company’s performance and related tax impacts.

Income taxes

The Company accounts for income taxes pursuant to the provision of ASC 740-10, “Accounting for Income Taxes” (“ASC 740-10”), which requires, among other things, an asset and liability approach to calculating deferred income taxes. The asset and liability approach requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax bases of assets and liabilities. A valuation allowance is provided to offset any net deferred tax assets for which management believes it is more likely than not that the net deferred asset will not be realized.

The Company follows the provision of ASC 740-10 related to Accounting for Uncertain Income Tax Positions. When tax returns are filed, there may be uncertainty about the merits of positions taken or the amount of the position that would be ultimately sustained. In accordance with the guidance of ASC 740-10, the benefit of a tax position is recognized in the financial statements in the period during which, based on all available evidence, management believes it is more likely than not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. Tax positions taken are not offset or aggregated with other positions.

Tax positions that meet the more likely than not recognition threshold are measured at the largest amount of tax benefit that is more than 50 percent likely of being realized upon settlement with the applicable taxing authority. The portion of the benefit associated with tax positions taken that exceed the amount measured as described above should be reflected as a liability for uncertain tax benefits in the accompanying balance sheet along with any associated interest and penalties that would be payable to the taxing authorities upon examination. The Company believes its tax positions are all more likely than not to be upheld upon examination. As such, the Company has not recorded a liability for uncertain tax benefits.

The Company follows ASC 740-10-25, “Definition of Settlement”, which provides guidance on how an entity should determine whether a tax position is effectively settled for the purpose of recognizing previously unrecognized tax benefits and provides that a tax position can be effectively settled upon the completion and examination by a taxing authority without being legally extinguished. For tax positions considered effectively settled, an entity would recognize the full amount of tax benefit, even if the tax position is not considered more likely than not to be sustained based solely on the basis of its technical merits and the statute of limitations remains open. The federal and state income tax returns of the Company are subject to examination by tax authorities, generally for three years after they are filed.

Equipment

Expenditures for new facilities or equipment and expenditures that extend the useful lives of existing facilities or equipment are capitalized and recorded at cost. Facilities and equipment acquired as a part of a finance lease, build-to-suit or other financing arrangement are capitalized and recorded based on the contractual lease terms. The carrying amounts of plant and equipment are depreciated to their estimated residual value over the estimated useful lives of the specific assets. Depreciation starts on the date when the asset is available for its intended use. The major categories of plant and equipment are depreciated on a straight-line basis using the estimated lives indicated below:

Computer equipment – 30%

New Accounting Pronouncements Adopted

●	ASU 2024-01: Compensation—Stock Compensation (Topic 718): Scope Application of Profits Interest and Similar Awards

ASU 2024-01 clarifies the scope of the accounting for profits interest and similar awards under Topic 718, Stock Compensation. It provides guidance on how to determine whether such awards should be accounted for as equity or as liabilities.

The adoption of this guidance did not have a material impact on the Company’s financial statements and related disclosures.

●	ASU 2024-02: Codification Improvements—Amendments to Remove References to the Concepts Statements

ASU 2024-02 amends the FASB Codification to remove references to the Concepts Statements, which are no longer considered authoritative guidance.

The adoption of this guidance did not have a material impact on the Company’s financial statements and related disclosures.

Recent Accounting Guidance Not Yet Adopted

●	ASU 2024-03: Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses

ASU 2024-03 requires entities to disaggregate income statement expenses into more detailed categories to enhance the transparency and usefulness of financial information.

●	ASU 2024-04: Debt—Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversions of Convertible Debt Instruments

ASU 2024-04 provides guidance on the accounting for induced conversions of convertible debt instruments. It clarifies the circumstances under which a conversion feature can be considered to be induced and how to account for such conversions.